UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                    MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-1976

Sequoia Fund Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY                                10153
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

Robert D. Goldfarb
c/o Sequoia Fund Inc. 767 Fifth Avenue, Suite 4701 New York, NY  10153
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-686-6884
                                                    ------------

Date of fiscal year end:  December  31, 2010
                          ------------------

Date of reporting period: March 31, 2010
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


                             SEQUOIA FUND, INC.
                          SCHEDULE OF INVESTMENTS
                         MARCH 31, 2010 (UNAUDITED)


COMMON STOCKS (74.74%)
  SHARES                                                                           VALUE (a)
----------                                                                    --------------
               ADVERTISING (1.18%)
   933,743     Omnicom Group Inc.                                               $ 36,238,566
                                                                              --------------
               AEROSPACE/DEFENSE (7.53%)
   947,406     Precision Castparts Corp.                                         120,045,814
12,376,114     Rolls-Royce Group plc (United Kingdom)                            111,842,942
                                                                              --------------
                                                                                 231,888,756
                                                                              --------------
               AUTO PARTS (4.40%)
 1,549,400     Advance Auto Parts, Inc.                                           64,950,848
 1,694,139     O'Reilly Automotive Inc. (b)                                       70,662,538
                                                                              --------------
                                                                                 135,613,386
                                                                              --------------
               AUTOMOTIVE MANUFACTURING (2.29%)
 1,154,660     Porsche Automobil Holding SE (Germany) (c)                         70,480,446
                                                                              --------------
               BUILDING MATERIALS (2.49%)
   916,899     Martin Marietta Materials Inc.                                     76,606,911
                                                                              --------------
               CONSTRUCTION EQUIPMENT (1.06%)
 1,520,736     Ritchie Bros. Auctioneers Incorporated                             32,741,446
                                                                              --------------
               CRUDE OIL & GAS PRODUCTION (0.22%)
    89,754     Canadian Natural Resources Limited                                  6,645,386
                                                                              --------------
               DIVERSIFIED COMPANIES (15.04%)
     3,803     Berkshire Hathaway Inc. Class A (b)                               463,205,400
       600     Berkshire Hathaway Inc. Class B (b)                                    48,762
                                                                              --------------
                                                                                 463,254,162
                                                                              --------------
               DIVERSIFIED MANUFACTURING (0.99%)
   382,832     Danaher Corporation                                                30,592,105
                                                                              --------------
               FLOORING PRODUCTS (4.69%)
 2,657,723     Mohawk Industries Inc. (b)                                        144,526,977
                                                                              --------------
               FREIGHT TRANSPORTATION (0.34%)
   281,300     Expeditors International Inc.                                      10,385,596
                                                                              --------------
               HEALTHCARE (1.07%)
   418,000     Becton, Dickinson and Company                                      32,909,140
                                                                              --------------
               INDUSTRIAL & CONSTRUCTION SUPPLIES (5.41%)
 3,475,384     Fastenal Company                                                  166,783,678
                                                                              --------------
               INDUSTRIAL GASES (0.97%)
   359,017     Praxair, Inc.                                                      29,798,411
                                                                              --------------
               INFORMATION PROCESSING (2.46%)
   298,457     MasterCard Inc.                                                    75,808,078
                                                                              --------------
               INSURANCE BROKERS (0.65%)
 1,124,830     Brown & Brown Inc.                                                 20,156,954
                                                                              --------------


  SHARES                                                                           VALUE (a)
----------                                                                    --------------
               LABORATORY SUPPLIES (0.07%)
    19,247     Mettler-Toledo International Inc. (b)                             $ 2,101,772
                                                                              --------------
               PRINTING (0.87%)
 1,912,072     De La Rue plc (United Kingdom)                                     26,885,644
                                                                              --------------
               PROPERTY AND CASUALTY INSURANCE (0.53%)
   605,000     W. R. Berkley Corporation                                          15,784,450
    21,000     Verisk Analytics, Inc. (b)                                            592,200
                                                                              --------------
                                                                                  16,376,650
                                                                              --------------
               RETAILING (13.47%)
    39,666     Costco Wholesale Corporation                                        2,368,457
 1,368,875     Target Corporation                                                 72,002,825
 4,934,190     TJX Companies, Inc.                                               209,801,759
 2,112,783     Walgreen Company                                                   78,363,122
   949,032     Wal-Mart Stores, Inc.                                              52,766,180
                                                                              --------------
                                                                                 415,302,343
                                                                              --------------
               TRUCK MANUFACTURING (0.84%)
   598,026     PACCAR Inc.                                                        25,918,447
                                                                              --------------
               VETERINARY DIAGNOSTICS (6.79%)
 3,636,178     Idexx Laboratories Inc. (b)                                       209,262,044
               Miscellaneous Securities (1.38%) (d)                               42,440,421
                                                                              --------------
               TOTAL COMMON STOCKS (COST $1,307,926,013)                      $2,302,717,319
                                                                              --------------
                                                                              --------------

  PRINCIPAL
   AMOUNT                                                                              VALUE (a)
------------                                                                       ---------------
U.S. GOVERNMENT OBLIGATIONS (31.22%)
$962,001,000   U.S. Treasury Bills, 0.03% - 0.12% due 4/1/2010 through 5/20/2010     $ 961,949,536
                                                                                   ---------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $961,949,536)                 $ 961,949,536
                                                                                   ---------------
                                                                                   ---------------
               TOTAL INVESTMENTS (105.96%) (COST $2,269,875,549)++                  $3,264,666,855
                                                                                   ---------------
                                                                                   ---------------

SUMMARY
Common Stocks                                                           74.74%      $2,302,717,319
U.S. Government Obligations                                             31.22%         961,949,536
Net Cash & Receivables                                                  (5.96)%       (183,720,070)
                                                                                   ---------------
Net Assets                                                                          $3,080,946,785
                                                                                   ---------------
                                                                                   ---------------

Number of Shares Outstanding                                                            25,958,588
                                                                                        ----------
                                                                                        ----------

Net Asset Value Per Share                                                                  $118.69
                                                                                           -------
                                                                                           -------

++ The cost for federal income tax purposes is identical. At March 31, 2010 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,084,353,805 and $89,562,499, respectively.

(a) Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Securities traded on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on that day.

    U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

    When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

    Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b) Non-income producing.

(c) The Fund is invested in preference shares of Porsche Automobil Holding SE which possess the same economic interest as Porsche common stock but have no voting rights.

(d) "Miscellaneous Securities" include holdings in their initial period of acquisition that have not previously been publicly disclosed.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Sequoia Fund Inc.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: May 28, 2010

By:   /s/ Joseph Quinones, Jr.
      ------------------------
      Joseph Quinones, Jr.
      Vice President, Secretary & Treasurer

Date: May 28, 2010